Significant Accounting Policies - Narrative (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jan. 01, 2020 USD ($)	Dec. 31, 2017 USD ($)
Revenue from External Customer [Line Items]
Number of operating segments | segment			1
Number of reportable segments | segment			1
Restricted cash and cash equivalents, non-current	$ 2,700,000		$ 2,690,000	$ 1,916,000	$ 1,367,000
Impairments of long-lived assets			0	0
Accumulated deficit	(191,427,000)	$ 195,569,000	222,177,000	183,241,000	153,446,000		$ 121,523,000
Right-of-use asset	22,338,000		23,656,000	0
Lease liability	23,906,000		25,217,000
Deferred revenue	9,633,000		$ 9,362,000	8,244,000
Conversion period			1 year
Deferred offering costs			$ 2,606,000	0
Return period			14 days
Revenue recognition period			1 year
Loyalty point expiration period			12 months
Research and development costs			$ 20,700,000	19,000,000.0	13,100,000
Advertising expense			38,400,000	39,200,000	23,000,000.0
Transferred at Point in Time
Revenue from External Customer [Line Items]
Deferred revenue			900,000	1,200,000
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent
Revenue from External Customer [Line Items]
Other comprehensive losses			0		(2,000)
Reclassified debt securities				2,000
Accumulated Deficit
Revenue from External Customer [Line Items]
Accumulated deficit	268,338,000	217,505,000	252,167,000	203,725,000	$ 165,528,000		$ 128,042,000
ASC 842 adoption (eff. January 1, 2020)
Revenue from External Customer [Line Items]
Right-of-use asset						$ 18,500,000
Lease liability						19,800,000
Deferred rent liability						700,000
ASC842 Adoption (eff. January 1, 2020)
Revenue from External Customer [Line Items]
Accumulated deficit				565,000
ASC842 Adoption (eff. January 1, 2020) | Accumulated Deficit
Revenue from External Customer [Line Items]
Accumulated deficit				565,000		$ 600,000
Gift Card
Revenue from External Customer [Line Items]
Deferred revenue			6,200,000	4,100,000
Revenue recognized			600,000	100,000
Site Credit
Revenue from External Customer [Line Items]
Deferred revenue			3,200,000	4,100,000
Loyalty Program
Revenue from External Customer [Line Items]
Revenue recognized	$ 3,300,000	$ 200,000
Deferred revenue recognized			6,600,000	100,000
Loyalty Program | Transferred over Time
Revenue from External Customer [Line Items]
Deferred revenue			$ 4,100,000	$ 600,000